N-4	Oct. 29, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Investment Company Type	N-4
Document Period End Date	Oct. 29, 2026
Amendment Flag	false
Nationwide Defender Annuity
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate, Cap+ Rate and
Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below. See "Index Strategies with Cap Rates" and "Index Strategies with Cap+
Rates."

	Annual Fee	Minimum	Maximum
	Base Contract	0.00%[1]	1.10%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[2]	0.15%[3]	0.15%[3]
[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The
Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product
Fee is 1.10%.
[2]For Contracts with applications signed before November 9, 2026, or the date of state approval
(whichever is later), where an optional benefit was available for election. For Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later), no optional benefits are available for election.
[3]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a
Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the
Contract, which could add a CDSC, MVA, and negative Daily ISE Percentage adjustment that substantially increases costs.

	Lowest Annual Cost Estimate: $0.00	Highest Annual Cost Estimate: $1,181.98[4]
	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● No optional benefit ● No CDSC or MVA ● No transfers or withdrawals	Assumes: ● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of optional benefits ● No CDSC or MVA ● No transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.15%
Base Contract (N-4) Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.
Optional Benefits Footnotes [Text Block]	For Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later), where an optional benefit was available for election. For Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later), no optional benefits are available for election.Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy
Index-Linked Option, Implicit Ongoing Fees [Text Block]	Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate, Cap+ Rate and Participation Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below. See "Index Strategies with Cap Rates" and "Index Strategies with Cap+ Rates."
Lowest Annual Cost [Dollars]	$ 0.00
Highest Annual Cost [Dollars]	$ 1,181.98
Highest Annual Cost Footnotes [Text Block]	For Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later), where an optional benefit was available for election. For Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later), no optional benefits are available for election. For Contracts issued before June 1, 2025, the Product Fee is 1.10%.
Key Information, Benefit Restrictions [Text Block]	Yes.● Performance Lock:● Once a Performance Lock is exercised it is irrevocable. ● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy term.● Only the full Index Strategy Value can be locked-in (no partial lock-ins).See "Performance Lock."● For Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later), when the Annuitant and Co-Annuitant, if applicable, are age 75 or younger at application, the Death Benefit is the greater of Contract Value or Purchase Payment reduced by withdrawals. When the Annuitant or Co-Annuitant, if applicable, are age 76 or older at application, the Death Benefit is the Contract Value. See "Standard Death Benefit."● Ownership changes and assignments may terminate the Death Benefit (see "Impact of Ownership Changes and Assignment on the Death Benefit").● Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn (see "Withdrawals").● The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see "Appendix E: Financial Intermediary Variations").
Item 4. Fee Table [Line Items]
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
Base Contract Expenses (as a percentage of the total of all Index Strategy Values)	1.10%[1]
Return of Premium Death Benefit Option (as a percentage of the total of all Index Strategy Values) (no longer available for applications signed on or after November 9, 2026, or the date of state approval (whichever is later))
0.15%[2]

In addition to the fees described above, Nationwide limits the amount you can earn on the Index Strategies. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.

[1]Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued on or after June 1, 2025, the Product Fee is 0.00%.[2]Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Base Contract Expense (of Other Amount), Current [Percent]	1.10%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expense is referred to as the Product Fee. The Product Fee is assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by the Product Fee then divided by 4. The Product Fee is not assessed on amounts allocated to the Fixed Strategy. For Contracts issued on or after June 1, 2025, the Product Fee is 0.00%.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, Nationwide limits the amount you can earn on the Index Strategies. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit
(when Annuitant and
Co-Annuitant, if
applicable, are 75 or
younger at application)
for Contracts with
applications signed on
or after November 9,
2026, or the date of
state approval
(whichever is later)
	Upon death of Annuitant prior to Annuitization, Death Benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit
(when Annuitant or Co-
Annuitant, if applicable,
is 76 or older at
application) for
Contracts with
applications signed on
or after November 9,
2026, or the date of
state approval
(whichever is later)
	Upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit for Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later)	Death benefit upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
(for contract with applications signed before
November 9, 2026, or the date of state approval
(whichever is later) that elected the Return of
Premium Death Benefit Option, both spouses had
to be 75 or younger at the time of application)
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● Benefit is forfeited if certain changes to the parties
or assignments are made

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)
● No longer available for election
● Annuitant must be 75 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000

Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy
0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

● Once a Performance Lock is
exercised it is irrevocable
● For each Index Strategy, the
Performance Lock feature may be
exercised only once during a
Strategy Term
● Only the full Index Strategy Value
can be locked-in (no partial lock-ins)

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit
(when Annuitant and
Co-Annuitant, if
applicable, are 75 or
younger at application)
for Contracts with
applications signed on
or after November 9,
2026, or the date of
state approval
(whichever is later)
	Upon death of Annuitant prior to Annuitization, Death Benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit
(when Annuitant or Co-
Annuitant, if applicable,
is 76 or older at
application) for
Contracts with
applications signed on
or after November 9,
2026, or the date of
state approval
(whichever is later)
	Upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit for Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later)	Death benefit upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
(for contract with applications signed before
November 9, 2026, or the date of state approval
(whichever is later) that elected the Return of
Premium Death Benefit Option, both spouses had
to be 75 or younger at the time of application)
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● Benefit is forfeited if certain changes to the parties
or assignments are made

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)	0.15% (assessed each Quarter- versary by multiplying the total of all Index Strategy Values by 0.15% divided by 4)
● No longer available for election
● Annuitant must be 75 or younger at
application
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000

Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy
0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

0.10% for
each year
remaining in
the Strategy
Term as of
the date of
the
Performance
Lock request
(with partial
years
rounded up
to the next
full year)
multiplied by
the Index
Strategy
Value subject
to the
Performance
Lock request

● Once a Performance Lock is
exercised it is irrevocable
● For each Index Strategy, the
Performance Lock feature may be
exercised only once during a
Strategy Term
● Only the full Index Strategy Value
can be locked-in (no partial lock-ins)

Index-Linked Option [Line Items]
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Strategy Term	Index Crediting Methodology	Current Buffer (if held until end of Strategy Term)	Minimum Cap Rate (for the life of the Index Strategy)	Minimum Participation Rate (for the life of the Index Strategy)
MSCI EAFE Index	Market Index	1 Year	Cap Rate	10%	0.05%	100%
MSCI EAFE Index	Market Index	1 Year	Cap Rate	20%	0.05%	100%
MSCI EAFE Index	Market Index	3 Year	Cap Rate	10%	0.05%	100%
MSCI EAFE Index	Market Index	3 Year	Cap Rate	20%	0.05%	100%
MSCI EAFE Index	Market Index	6 Year	Cap Rate	10%	0.05%	100%
MSCI EAFE Index	Market Index	6 Year	Cap Rate	20%	0.05%	100%
Nasdaq-100 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
Nasdaq-100 Index®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
Nasdaq-100 Index®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
Nasdaq-100 Index®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
Russell 2000 Index®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
Russell 2000 Index®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
Russell 2000 Index®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
Russell 2000 Index®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
S&P MidCap 400®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
S&P MidCap 400®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
S&P MidCap 400®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P MidCap 400®	Market Index	6 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	1 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	3 Year	Cap Rate	20%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	10%	0.05%	100%
S&P 500®	Market Index	6 Year	Cap Rate	20%	0.05%	100%

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index offered under the Contract is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment(a)
Name of Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
Nationwide Defender Annuity	6,989	$1,571,253,880.15	2,981	$739,784,180.12	$17,103,984.30	No
(b)See Item 27(r) above.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Nationwide Defender Annuity
Non-variable Annuities, Number Outstanding	6,989
Non-variable Annuities, Total Value	$ 1,571,253,880.15
Non-variable Annuities, Number Sold	2,981
Non-variable Annuities, Gross Premiums	$ 739,784,180.12
Non-variable Annuities, Value Redeemed	$ 17,103,984.30
Non-variable Annuities [Text Block]	New Business Rates for Contracts Issued in 2025Participation Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	110.00%	110.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	6	120.00%	120.00%	120.00%	120.00%	120.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	120.00%	120.00%	115.00%	115.00%	115.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	6	125.00%	125.00%	120.00%	120.00%	120.00%	105.00%	105.00%	105.00%	105.00%	105.00%	103.00%	103.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	110.00%	110.00%	105.00%	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	6	115.00%	115.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Cap Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	40.00%	40.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Nasdaq-100 Index®	10%	1	20.00%	20.00%	20.00%	20.00%	20.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Russell 2000 Index®	10%	1	25.00%	25.00%	25.00%	25.00%	25.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	23.00%	23.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%
S&P 500®	10%	1	24.50%	24.50%	24.50%	24.50%	24.50%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.00%	14.00%	14.00%	14.00%	14.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	200.00%
Renewal Rates for Contracts Issued in 2024Participation Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	110.00%	110.00%	115.00%	115.00%
Russell 2000 Index®	10%	6	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	120.00%	120.00%	120.00%	120.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	120.00%	120.00%	120.00%	120.00%	120.00%	125.00%	125.00%	125.00%	120.00%	120.00%	125.00%	125.00%
S&P 500®	10%	6	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	130.00%	125.00%	125.00%	125.00%	125.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%	115.00%	110.00%	110.00%	115.00%	115.00%
S&P 500®	20%	6	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%
Cap Rates
Index	Buffer	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	45.00%	45.00%
Nasdaq-100 Index®	10%	1	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	22.00%	22.00%
Russell 2000 Index®	10%	1	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	30.00%	30.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	25.00%	25.00%
S&P 500®	10%	1	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	24.50%	25.00%	25.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	15.00%	15.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Renewal Rates for Contracts Issued in 2023Participation Rates
Index	Buffer	Term	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nasdaq-100 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Russell 2000 Index®	10%	3	115.00%	115.00%	115.00%	120.00%	120.00%	115.00%
Russell 2000 Index®	10%	6	135.00%	135.00%	135.00%	140.00%	140.00%	135.00%
S&P MidCap 400®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	10%	3	130.00%	130.00%	130.00%	135.00%	135.00%	135.00%
S&P 500®	10%	6	150.00%	150.00%	150.00%	155.00%	155.00%	150.00%
S&P 500®	20%	1	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500®	20%	3	115.00%	115.00%	115.00%	120.00%	120.00%	120.00%
S&P 500®	20%	6	140.00%	140.00%	140.00%	145.00%	145.00%	140.00%
Cap Rates
Index	Buffer	Term	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	10%	1	40.00%	40.00%	40.00%	45.00%	45.00%	45.00%
Nasdaq-100 Index®	10%	1	22.00%	22.00%	22.00%	25.00%	25.00%	25.00%
Russell 2000 Index®	10%	1	26.00%	26.00%	26.00%	30.00%	30.00%	30.00%
Russell 2000 Index®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
Russell 2000 Index®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P MidCap 400®	10%	1	23.00%	23.00%	23.00%	25.00%	25.00%	25.00%
S&P 500®	10%	1	25.00%	25.00%	25.00%	30.00%	30.00%	30.00%
S&P 500®	10%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	10%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	1	14.50%	14.50%	14.50%	16.00%	15.00%	15.00%
S&P 500®	20%	3	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500®	20%	6	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped

Nationwide Defender Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit for Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later)
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit [Text Block]	Standard Death Benefit for Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later)
Operation of Benefit [Text Block]	Standard BenefitsFor Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later), prior to the Annuitization Date while the Contract is in force, the dollar amount of the standard Death Benefit will be determined as follows:(1)On the date the application for the Contract is signed, if the age of the Annuitant and Co-Annuitant, if applicable, 75 or younger, then the Death Benefit will be the greater of the Contract Value or the total Purchase Payment made to the Contract reduced by any withdrawals in the proportion that such withdrawals reduced the Contract Value on the date of the withdrawal. On the date the Death Benefit is payable, the Contract Value is adjusted to equal the greater of the Contract Value on that date or the Purchase Payment reduced by a proportional adjustment for any partial withdrawals. This adjustment to the Contract Value is considered payment of the Death Benefit. Unless a surviving spouse is continuing the Contract under the Spousal Protection Feature (see "Spousal Protection Feature"), the Death Benefit will be paid in accordance with the "Payment of the Death Benefit" section.(2)On the date the application for the Contract is signed, if the age of either the Annuitant or Co-Annuitant is 76 or older, then the Death Benefit will be the Contract Value.For Contracts with applications signed before November 9, 2026, or the date of state approval (whichever is later), prior to the Annuitization Date, the standard Death Benefit is equal to the Contract Value on the date the Death Benefit is payable.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She was younger than 76 on the date of application for her contract. On the date of Ms. P’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She was older than
75 on the date of application for her contract. On the date of Ms. P’s death, her Contract
Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

An applicant may elect either the standard Death Benefit or an available Death Benefit option that is offered under the Contract for an additional charge.
Nationwide Defender Annuity | Return of Premium Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Purpose of Benefit [Text Block]	Enhanceddeathbenefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Assessed on each Quarterversary as follows: the total of all Index Strategy Values on a Quarterversary multiplied by 0.15% then divided by 4. This charge is not assessed on amounts allocated to the Fixed Strategy.
Brief Restrictions / Limitations [Text Block]	● No longer available for election● Annuitant must be 75 or younger at application● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Operation of Benefit [Text Block]	For Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later), the Return of Premium Death Benefit Option is no longer available for election. For an additional fee, an applicant can elect the Return of Premium Death Benefit Option. The Return of Premium Death Benefit Option is only available for Contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The fee associated with the option will be assessed until annuitization.
Nationwide Defender Annuity | Performance Lock
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	"Locks-in"the performanceof an Index Strategyby transferringthe Index Strategy Valueto theFixed Strategy
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	● Once a Performance Lock is exercised it is irrevocable● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy Term● Only the full Index Strategy Value can be locked-in (no partial lock-ins)
Name of Benefit [Text Block]	Performance Lock
Nationwide Defender Annuity | Standard Death Benefit Annuitant and Co-Annuitant Age at Issue 75 or Younger
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application) for Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later)
Purpose of Benefit [Text Block]	Upon death of Annuitant prior to Annuitization, Death Benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application) for Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later)
Nationwide Defender Annuity | Standard Death Benefit Annuitant and Co-Annuitant Age at Issue 76 or Older
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant or Co-Annuitant, if applicable, is 76 or older at application) for Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later)
Purpose of Benefit [Text Block]	Upon death of Annuitant prior to Annuitization, Death Benefit equal to Contract Value
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant or Co-Annuitant, if applicable, is 76 or older at application) for Contracts with applications signed on or after November 9, 2026, or the date of state approval (whichever is later)
Nationwide Defender Annuity | Spousal Protection
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be names as the Contract Owner● Only available to the Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 85 or younger at application (for contract with applications signed before November 9, 2026, or the date of state approval (whichever is later) that elected the Return of Premium Death Benefit Option, both spouses had to be 75 or younger at the time of application)● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Spousal Protection Feature
Nationwide Defender Annuity | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see "Systematic Withdrawals" )
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each● Will be taken proportionally from the Strategies in which the Contract Owner is allocated based on the Contract Value● May be subject to a negative Daily ISE Percentage calculation when taken during a Strategy Term● May be subject to a CDSC, MVA, tax, and tax penalties
Name of Benefit [Text Block]	Systematic Withdrawals (see "Systematic Withdrawals" )
Nationwide Defender Annuity | Spousal Protection Feature
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spousal Protection FeatureThe Death Benefit (whether the standard Death Benefit or the Return of Premium Death Benefit Option) includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving any economic benefit of the Death Benefit upon the death of the other spouse. When the surviving spouse continues the Contract under the Spousal Protection Feature, the Contract will remain allocated to the same Strategies through the end of the current Strategy Terms, and the Death Benefit will not be automatically reallocated to the Fixed Strategy. After the first Death Benefit is paid, neither CDSC nor MVA will apply to any partial withdrawal or a full surrender. Upon the death of the surviving spouse, provided such death occurs before the Annuitization Date, the Death Benefit will again become payable.The Spousal Protection Feature is available provided the conditions described below are satisfied:(1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(2)The spouses must be Co-Annuitants;(3)On the date the application is signed, both spouses must be age 85 or younger (for contract with applications signed before November 9, 2026, or the date of state approval (whichever is later), that elected the Return of Premium Death Benefit Option, both spouses had to be 75 or younger at the time of application); (4)Both spouses must be named as Beneficiaries;(5)No person other than the spouse may be named as Contract Owner, Annuitant, Contingent Annuitant, or primary beneficiary; (6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and(7)If the Contract Owner requests to add a Co-Annuitant after the Date of Issue, the date of marriage must be after the Date of Issue and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. In addition, the Co-Annuitant that is added must have been no older than age 85 on the date the application was signed.If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the Contract as its sole Contract Owner, and the following applies:•If the Death Benefit is equal to the Contract Value, no adjustment is made to the Contract Value, and the continuation of the Contract by the surviving spouse is considered payment of the first Death Benefit.•If the Death Benefit is greater than the Contract Value, the Contract Value is adjusted to equal the Death Benefit value. The adjustment to each Strategy’s Strategy Value will be made proportionally based on the Contract Value in the Strategies at the time the adjustment is made. Additionally, each Index Strategy’s Index Strategy Basis will increase by the same percentage that the Index Strategy Value increased due to this adjustment. This adjustment, if any, is considered payment of the first Death Benefit.After the Contract is continued by the surviving spouse, the Contract Value may increase or decrease, and partial withdrawals or a full surrender are not subject to a CDSC or MVA. The surviving Co-Annuitant may then name a new Beneficiary but may not name another Co-Annuitant. If the surviving spouse dies before the Annuitization Date, the second Death Benefit becomes payable.If the marriage of the Co-Annuitants terminates due to divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse. The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the Contract. Contract Owners contemplating changes to the parties to the Contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Nasdaq-100 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP MidCap 400 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P MidCap 400®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%
Nationwide Defender Annuity | SP 500 Index | Cap Rate Return Limit [Member] | Buffer 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	0.05%